Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Short-term Debt [Line Items]
Total	¥ 12,859,911	¥ 24,636,926
Less unamortized discount	1	0
Other short-term borrowings—net	¥ 12,859,910	¥ 24,636,926
Weighted average interest rate on outstanding balance at end of fiscal year	2.30%	1.58%
Domestic offices:
Short-term Debt [Line Items]
Total	¥ 4,954,893	¥ 17,695,049
Domestic offices: | Commercial paper
Short-term Debt [Line Items]
Total	1,238,148	1,527,544
Domestic offices: | Borrowings from the Bank of Japan
Short-term Debt [Line Items]
Total	2,782,800	14,995,160
Domestic offices: | Borrowings from other financial institutions
Short-term Debt [Line Items]
Total	258,726	175,267
Domestic offices: | Other
Short-term Debt [Line Items]
Total	675,219	997,078
Foreign offices:
Short-term Debt [Line Items]
Total	7,905,018	6,941,877
Other short-term borrowings—net	7,905,018	6,941,877
Foreign offices: | Commercial paper
Short-term Debt [Line Items]
Total	7,445,830	6,707,574
Foreign offices: | Borrowings from other financial institutions
Short-term Debt [Line Items]
Total	455,976	219,134
Foreign offices: | Other
Short-term Debt [Line Items]
Total	¥ 3,212	¥ 15,169